Property and Equipment, Net - Schedule of Property and Equipment Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 194,345		¥ 226,800
Less: accumulated depreciation	(119,972)		(161,922)
Property and equipment, net	74,373	$ 10,189	64,878
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	114,319		131,588
Electronic Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	42,363		36,101
Machinery
Property Plant And Equipment [Line Items]
Property and equipment, gross	18,225		13,178
Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	15,499		10,146
Vehicles
Property Plant And Equipment [Line Items]
Property and equipment, gross	3,927		4,398
Construction in Progress
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 12		¥ 31,389